Consolidated Statements Of Common Shareholders' Equity (Deficit) And Noncontrolling Interest - USD ($) $ in Thousands	Total	Paid In Capital [Member]	AOCI Attributable to Parent [Member]	Accumulated Deficit [Member]	Cumulative Preferred Stock Of Subsidiary [Member]	Indianapolis Power And Light Company	Indianapolis Power And Light Company Corporate Stocks - Common [Member]	Indianapolis Power And Light Company Paid In Capital [Member]	Indianapolis Power And Light Company Accumulated Deficit [Member]
Other Comprehensive Income (Loss), Net of Tax	$ 0
Beginning Balance at Dec. 31, 2017	572,276	$ 597,467		$ (25,191)	$ 59,784	$ 1,366,473	$ 324,537	$ 599,157	$ 442,779
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income applicable to common stock	130,812			130,812		154,150
Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest	130,812
Preferred Stock Dividends, Income Statement Impact	3,213				3,213	3,213
Payments of Ordinary Dividends, Preferred Stock and Preference Stock	3,213				3,213	3,213
Net income	134,025					157,363			157,363
Dividends, Preferred Stock									3,213
Return of Capital		0
Cash dividends declared on common stock						(156,750)			(156,750)
Distributions to AES	(130,179)			(130,179)
Other	357	357				356		356
Ending Balance at Dec. 31, 2018	573,266	597,824		(24,558)	59,784	1,429,229	324,537	664,513	440,179
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Proceeds from Contributions from Parent						65,000		65,000
Other Comprehensive Income (Loss), Net of Tax	(19,750)		$ (19,750)
Net income applicable to common stock	129,180			129,180		154,064
Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest	109,430
Preferred Stock Dividends, Income Statement Impact	3,213				3,213	3,213
Payments of Ordinary Dividends, Preferred Stock and Preference Stock	3,213				3,213	3,213
Net income	132,393					157,277			157,277
Dividends, Preferred Stock									3,213
Return of Capital		(7,246)
Cash dividends declared on common stock						(159,000)			(159,000)
Distributions to AES	(136,426)			(129,180)
Other	206	206				206		206
Ending Balance at Dec. 31, 2019	546,476	590,784	(19,750)	(24,558)	59,784	1,424,499	324,537	664,719	435,243
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Proceeds from Contributions from Parent						0		0
Other Comprehensive Income (Loss), Net of Tax	(23,670)		(23,670)
Net income applicable to common stock	106,754			106,754		140,827
Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest	83,084
Preferred Stock Dividends, Income Statement Impact	3,213				3,213	3,213
Payments of Ordinary Dividends, Preferred Stock and Preference Stock	3,213				3,213	3,213
Net income	109,967					144,040			144,040
Dividends, Preferred Stock						3,200			3,213
Return of Capital		(1,985)
Cash dividends declared on common stock						(140,600)			(140,600)
Distributions to AES	(108,739)			(106,754)
Other	167	167				167		167
Ending Balance at Dec. 31, 2020	$ 520,988	$ 588,966	$ (43,420)	$ (24,558)	$ 59,784	1,424,893	$ 324,537	664,886	$ 435,470
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Proceeds from Contributions from Parent						$ 0		$ 0